TROON PARTNERS, L.P.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2000

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                    CONTENTS



Report of Independent Auditors............................................    1
Statement of Assets, Liabilities and Partners' Capital....................    2
Statement of Operations...................................................    3
Statement of Changes in Partners' Capital - Net Assets....................    4
Notes to Financial Statements.............................................    5
Schedule of Portfolio Investments.........................................   13
Schedule of Securities Sold, Not Yet Purchased............................   19

                         Report of Independent Auditors

To the Partners of
   Troon Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Troon Partners, L.P. (the "Partnership"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in partners' capital--net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Troon Partners, L.P. at December 31, 2000, the results of its operations for the year then ended, and the changes in its partners' capital--net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                     /S/Ernst & Young LLP

February 15, 2001

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                              DECEMBER 31, 2000
ASSETS

Cash and cash equivalents                                        $  44,105
Investments in securities, at market (cost - $311,062)             362,778
Dividends receivable                                                   201
Interest receivable                                                     98
Organizational costs (net of accumulated amortization of $183)          53
                                                                 ----------
       TOTAL ASSETS                                                407,235
                                                                 ----------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $363)        360
Withdrawals payable                                                 53,980
Due to broker                                                          153
Management fees payable                                                315
Accrued expenses                                                       540
                                                                 ----------
       TOTAL LIABILITIES                                            55,348
                                                                 ----------
             NET ASSETS                                          $ 351,887
                                                                 ==========

PARTNERS' CAPITAL

Represented by:
Capital contributions - (net of syndication costs of $50)        $ 403,177
Capital withdrawals                                               (132,617)
Accumulated net investment loss                                     (8,455)
Accumulated net realized gain on investments                        38,063
Accumulated net unrealized appreciation on investments              51,719
                                                                 ----------
       PARTNERS' CAPITAL - NET ASSETS                            $ 351,887
                                                                 ==========


The accompanying notes are an intergral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                             YEAR ENDED
                                                                         DECEMBER 31, 2000
INVESTMENT INCOME
    Interest                                                                $      139
    Dividends                                                                    1,900
                                                                            -----------
                                                                                 2,039
                                                                            -----------
EXPENSES
    OPERATING EXPENSES:
       Management fees                                                           5,327
       Administration fees                                                         510
       Custodian fees                                                              437
       Insurance expense                                                           292
       Professional fees                                                           271
       Amortization of organizational costs                                         47
       Individual General Partners' fees and expenses                               27
       Miscellaneous                                                               100
                                                                            -----------
          TOTAL OPERATING EXPENSES                                               7,011
       Interest expense                                                            226
                                                                            -----------
          TOTAL EXPENSES                                                         7,237
                                                                            -----------
          NET INVESTMENT LOSS                                                   (5,198)
                                                                            -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS

    REALIZED LOSS ON INVESTMENTS:
       Investment securities                                                    (1,855)
       Purchased options                                                       (18,003)
                                                                            -----------
          NET REALIZED LOSS ON INVESTMENTS                                     (19,858)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                      (293,263)
                                                                            -----------
          NET REALIZED AND UNREALIZED LOSS                                    (313,121)
                                                                            -----------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES  $ (318,319)
                                                                            ===========

The accompanying notes are an intergral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                            YEAR ENDED           YEAR ENDED
                                                        DECEMBER 31, 2000      DECEMBER 31, 1999
FROM INVESTMENT ACTIVITIES

    Net investment loss                                     $  (5,198)            $  (2,450)
    Net realized gain (loss) on investments                   (19,858)               57,995
    Net change in unrealized appreciation on
       investments                                           (293,263)              263,875
                                                            ----------            ----------
       (DECREASE) INCREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                       (318,319)              319,420

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                     162,768                98,749
    Capital withdrawals - General Partner                     (41,631)              (37,287)
    Capital withdrawals - Limited Partners                    (15,414)              (19,371)
                                                            ----------            ----------
       INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                 105,723                42,091

       PARTNERS' CAPITAL AT BEGINNING OF YEAR                 564,483               202,972
                                                            ----------            ----------
       PARTNERS' CAPITAL AT END OF YEAR                     $ 351,887             $ 564,483
                                                            ==========            ==========

The accompanying notes are an intergral part of these financial statements.

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

   1.    ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited Partnership Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, options, bonds and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners" who serve as the governing board of the Partnership and a "Manager." The Manager is Troon Management, L.L.C., whose principal members are CIBC World Markets Corp. ("CIBC WM") and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

   2.    SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The
         Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations, February 27, 1997.

         C.   CASH EQUIVALENTS

         The Partnership treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2000, $44,073,918 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

   3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 2000, CIBC WM earned $2,424 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. During the year ended December 31, 2000, incentive allocations to the Manager were $6,323,404.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         For the year ended December 31, 2000, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $26,687.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership  and  in  that  capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

   4.    SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2000, amounted to $505,449,978 and $484,381,427 respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $51,719,075 consisting of $122,742,739 gross unrealized appreciation and $71,023,664 gross unrealized depreciation.

         Due to broker primarily represents receivables and payables from unsettled security trades.

   5.    SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2000, the average daily amount of such borrowings was $2,778,992. The Partnership had no outstanding margin borrowings as of December 31, 2000.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                             CALL OPTIONS                     PUT OPTIONS
                                      ---------------------------     --------------------------
                                         NUMBER                          NUMBER
                                      OF CONTRACTS       COST         OF CONTRACTS     COST
                                      ------------       ----         ------------     -----
         Beginning balance                 4,439    $  7,077,154             324    $   227,772
         Options purchased                76,397     105,355,221          26,490     21,036,208
         Options closed                  (77,416)   (107,858,582)        (22,341)   (18,756,800)
         Options expired                  (1,574)     (2,261,172)         (4,001)    (2,251,953)
         Options split                       216               -               -              -
                                      ------------  -------------     ------------  ------------
         Options outstanding at
          December 31, 2000                2,062    $  2,312,621             472    $   255,227
                                      ============  =============     ============  ============

         There were no transactions in written options during the year ended December 31, 2000.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   7.    FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                    NET GAINS / (LOSSES)
                                                     FOR THE YEAR ENDED
                                                      DECEMBER 31, 2000
                                                    -------------------
           Equity securities                           $(289,941,182)
           Securities sold, not yet purchased                  2,661
           Equity options                                (22,037,676)
           Equity index options                           (1,144,810)
                                                       --------------
                                                       $(313,121,007)
                                                       =============

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                        AVERAGE MARKET VALUE
                                     MARKET VALUE AT     FOR THE YEAR ENDED
                                    DECEMBER 31, 2000     DECEMBER 31, 2000
                                    -----------------   ---------------------
         ASSETS:
           Equity options               $ 1,223,425          $  5,973,459
           Equity index options             283,200               134,386

         Average market values presented above are based upon month-end market values during the year ended December 31, 2000.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   8.    SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                           FEBRUARY 27, 1997
                                                 YEAR ENDED         YEAR ENDED         YEAR ENDED     (COMMENCEMENT OF OPERATIONS)
                                              DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 1998     TO DECEMBER 31, 1997
                                              -----------------  -----------------  -----------------  --------------------------
         Ratio of net investment loss to
                  average net assets                  (0.96%)            (0.73%)            (0.30%)               (0.49%)*
         Ratio of operating expenses to
                  average net assets                   1.30%              1.17%              1.43%                 1.73%*
         Ratio of interest expense to average
                  net assets                           0.04%              0.07%              0.07%                 0.07%*
         Portfolio turnover                           88.57%             79.26%             72.00%                58.73%
         Total return **                             (44.75%)           120.54%             37.34%                37.60%
         Average debt ratio                            0.51%              1.03%              1.06%                 1.06%

         *  Annualized.
         ** Total return assumes a purchase of a Limited Partnership  interest in the Partnership on the first day and a sale of the
            Partnership  interest on the last day of the period noted,  before  incentive  allocation to the Manager,  if any. Total returns for a period of less than a full year are not annualized.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   9.    SUBSEQUENT EVENT

         Effective January 1, 2001, the Partnership received initial and additional capital contributions from Limited Partners of $5,114,000.

 TROON PARTNERS, L.P.

 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2000
  SHARES                                                                              MARKET VALUE
           COMMON STOCK - 101.62%
             ATHLETIC FOOTWEAR - 1.09%
   68,391      Nike, Inc., Class B                                                    $ 3,817,107
                                                                                      ------------
             BROADCASTING SERVICES/PROGRAMMING - 10.11%
1,773,245      AT&T  - Liberty Media Corp., Class A *                                  24,050,522
  502,253      Fox Entertainment Group, Inc., Class A *                                 8,977,772
   56,440      Grupo Televisa S.A.,- Sponsored GDR *                                    2,536,301
                                                                                      ------------
                                                                                       35,564,595
                                                                                      ------------
             CABLE TV - 13.75%
  194,050      Cablevision Systems Corp., Class A *                                    16,482,219
   75,583      Charter Communications, Inc., Class A *                                  1,714,827
  143,373      Comcast Corp., Class A *                                                 5,923,169
  508,854      Comcast Corp., Special Class A *                                        21,244,655
  155,833      USA Networks, Inc. *                                                     3,029,082
                                                                                      ------------
                                                                                       48,393,952
                                                                                      ------------
             CELLULAR TELECOMMUNICATIONS - 3.17%
  132,462      Sprint Corp., (PCS Group) *                                              2,707,258
  224,616      Vodafone Group. Plc., - Sponsored ADR                                    8,044,173
    3,844      VoiceStream Wireless Corp. *                                               386,803
                                                                                      ------------
                                                                                       11,138,234
                                                                                      ------------
             COMPUTERS - 0.57%
  115,095      Dell Computer Corp. *                                                    2,007,027
                                                                                      ------------
             COMPUTERS - MEMORY DEVICES - 2.50%
  132,140      EMC Corp. *                                                              8,787,310
                                                                                      ------------
             DECISION SUPPORT SOFTWARE - 0.12%
   12,655      Wind River Sytems, Inc. *                                                  431,852
                                                                                      ------------
             DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 1.22%
  446,892      Cendant Corp. *                                                          4,301,336
                                                                                      ------------

The accompanying notes are an integral part of these financial statements

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2000
  SHARES                                                                              MARKET VALUE
           COMMON STOCK - (CONTINUED)
             E - COMMERCE/PRODUCTS - 0.53%
  116,380      Amazon.com, Inc. *                                                     $ 1,811,222
  145,290      Webvan Group, Inc. *                                                        68,141
                                                                                      ------------
                                                                                        1,879,363
                                                                                      ------------
             E - COMMERCE/SERVICES - 0.39%
   12,399      eBay Inc. *                                                                409,167
    3,453      HomeStore.com, Inc. *                                                       69,492
  104,985      Ticketmaster Online - City Search, Inc., Class B *                         879,249
                                                                                      ------------
                                                                                        1,357,908
                                                                                      ------------
             ELECTRIC COMPONENTS - SEMICONDUCTORS - 0.72%
   30,275      Broadcom Corp., Class A *                                                2,543,100
                                                                                      ------------
             ENTERPRISE SOFTWARE/SERVICE - 4.00%
  484,687      Oracle Corp. *                                                          14,086,458
                                                                                      ------------
             ENTERTAINMENT SOFTWARE - 2.94%
  242,442      Electronic Arts, Inc.*                                                  10,334,090
                                                                                      ------------
             FINANCE - INVESTMENT BANKER/BROKER - 2.27%
   74,824      The Goldman Sachs Group, Inc.                                            8,001,529
                                                                                      ------------
             HOTELS & MOTELS - 2.42%
  242,040      Starwood Hotels & Resorts Worldwide, Inc.                                8,531,910
                                                                                      ------------
             INTERNET CONTENT - ENTERTAINMENT - 0.08%
   51,316      SportsLine.com, Inc. *                                                     272,642
                                                                                      ------------
             INTERNET CONTENT - INFORMATION/NETWORK - 0.00%
    1,159      iVillage Inc. *                                                              1,232
                                                                                      ------------
             INTERNET INFRASTRUCTURE SOFTWARE - 0.81%
  154,869      Inktomi Corp. *                                                          2,768,283
   24,018      Xcelera Inc. *                                                              88,578
                                                                                      ------------
                                                                                        2,856,861
                                                                                      ------------

The accompanying notes are an integral part of these financial statements

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2000
  SHARES                                                                              MARKET VALUE

           COMMON STOCK - (CONTINUED)
             INTERNET SECURITY - 3.41%
  161,846      VeriSign, Inc. *                                                       $12,007,031
                                                                                      ------------
             LEISURE & RECREATION/GAMING - 0.00%
   11,998      AMF Bowling, Inc. *                                                            810
                                                                                      ------------
             MULTIMEDIA - 15.24%
  406,234      Gemstar - TV Guide International, Inc. *                                18,737,543
  126,168      News Corp., Ltd. - Sponsored ADR                                         4,068,918
  247,084      Time Warner, Inc.                                                       12,907,668
  383,375      Viacom, Inc., Class B *                                                 17,922,781
                                                                                      ------------
                                                                                       53,636,910
                                                                                      ------------
             NETWORKING PRODUCTS - 1.21%
   16,459      Juniper Networks, Inc. *                                                 2,074,871
   34,239      Network Appliance, Inc.*                                                 2,197,733
                                                                                      ------------
                                                                                        4,272,604
                                                                                      ------------
             NETWORK SOFTWARE - 0.33%
   71,313      OTG Software, Inc. *                                                     1,151,063
                                                                                      ------------
             RADIO - 0.02%
    5,282      XM Satellite Radio Holdings, Inc., Class A *                                84,845
                                                                                      ------------
             REAL ESTATE OPERATING/DEVELOPMENT - 0.01%
   17,619      Vornado Operating, Inc. *                                                   36,348
                                                                                      ------------
             REITS - DIVERSIFIED - 2.80%
  257,349      Vornado Realty Trust                                                     9,859,812
                                                                                      ------------
             REITS - OFFICE PROPERTY - 2.55%
  205,736      Boston Properties, Inc.                                                  8,949,516
                                                                                      ------------
             RETAIL - RESTAURANTS - 2.50%
  258,186      McDonald's Corp.                                                         8,778,324
                                                                                      ------------

The accompanying notes are an integral part of these financial statements

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2000
  SHARES                                                                              MARKET VALUE

           COMMON STOCK - (CONTINUED)
             SATELLITE TELECOMMUNICATIONS - 0.01%
   53,582      Globalstar Telecommunications, Ltd. *                                  $    48,545
                                                                                      ------------
             TELECOMMUNICATIONS EQUIPMENT - 11.44%
  489,745      QUALCOMM, Inc. *                                                        40,251,162
                                                                                      ------------
             TELECOMMUNICATIONS SERVICES - 1.95%
   79,489      Asia Global Crossing Ltd., Class A *                                       521,686
  383,839      Global Crossing Ltd. *                                                   5,493,888
  110,399      GT Group Telecom, Inc., Class B *                                          827,993
                                                                                      ------------
                                                                                        6,843,567
                                                                                      ------------
             TELEPHONE - INTEGRATED - 6.52%
  119,986      AT&T Corp.                                                               2,069,759
  345,826      Cox Communications, Inc., Class A *                                     16,102,696
  199,843      NTL, Inc. *                                                              4,783,842
                                                                                      ------------
                                                                                       22,956,297
                                                                                      ------------
             WEB HOSTING/DESIGN - 2.23%
  392,940      Exodus Communications, Inc. *                                            7,858,800
                                                                                      ------------
             WEB PORTALS/ISP - 2.95%
  138,191      America Online, Inc. *                                              (a)  4,809,047
  314,373      America Online Latin America, Inc., Class A *                              845,034
  161,294      At Home Corp., Series A *                                                  892,117
  126,827      Yahoo! Inc. *                                                            3,812,800
                                                                                      ------------
                                                                                       10,358,998
                                                                                      ------------
             WIRELESS EQUIPMENT - 1.76%
  401,996      Loral Space & Communications, Ltd. *                                     1,281,563
  242,845      Motorola, Inc.                                                           4,917,611
                                                                                      ------------
                                                                                        6,199,174
                                                                                      ------------
               TOTAL COMMON STOCKS (COST $302,551,578)                                357,600,312
                                                                                      ------------

The accompanying notes are an integral part of these financial statements

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2000
  SHARES                                                                              MARKET VALUE

           PREFERRED STOCK - 1.04%
             MULTIMEDIA - 1.04%
  126,323      News Corp., Ltd. - Sponsored ADR                                       $ 3,671,325
                                                                                      ------------
               TOTAL PREFERRED STOCK (COST $5,942,422)                                  3,671,325
                                                                                      ------------


     NUMBER OF
     CONTRACTS

           CALL OPTIONS - 0.32%
             DIVERSIFIED FINANCIAL SERVICES - 0.04%
      118      Morgan Stanley Dean Witter & Co., 01/20/01, $70.00                         141,600
                                                                                      ------------
             FINANCE - INVESTMENT BANKER/BROKER - 0.08%
      118      The Goldman Sachs Group Inc., 01/20/01, $85.00                             268,450
                                                                                      ------------
             NETWORKING PRODUCTS- 0.08%
       59      Network Appliance, Inc., 01/20/01, $50.00                                   95,138
      177      Network Appliance, Inc., 01/20/01, $60.00                                  170,362
                                                                                      ------------
                                                                                          265,500
                                                                                      ------------
             WEB PORTALS/ISP - 0.12%
    1,590      America Online, Inc., 01/20/01, $35.00                                     437,250
                                                                                      ------------
               TOTAL CALL OPTIONS (COST $2,312,621)                                     1,112,800
                                                                                      ------------

The accompanying notes are an integral part of these financial statements

 TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2000
NUMBER OF                                                                             MARKET VALUE
CONTRACTS
           PUT OPTIONS - 0.11%
             ATHLETIC FOOTWEAR - 0.03%
      118      Nike, Inc.,  Class B, 01/20/01, $65.00                                 $     110,625
                                                                                      --------------
             STOCK INDEX - 0.08%
      354      S & P 100 Index, 01/20/01, $660.00                                           283,200
                                                                                      --------------
               TOTAL PUT OPTIONS (COST $255,227)                                            393,825
                                                                                      --------------
               TOTAL INVESTMENTS (COST $311,061,848) - 103.10%                          362,778,262
                                                                                      --------------
               LIABILITIES, LESS OTHER ASSETS - (3.10%)                                 (10,890,997)
                                                                                      --------------
               NET ASSETS - 100.00%                                                   $ 351,887,265
                                                                                      ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*   Non-income producing security.

The accompanying notes are an integral part of these financial statements

 TROON PARTNERS, L.P.

 SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                   DECEMBER 31, 2000
                                                                                     MARKET VALUE
  SHARES

           SECURITIES SOLD, NOT YET PURCHASED - 0.10%
             TELEPHONE - INTEGRATED - 0.10%
   12,304      Deutsche Telekom AG., Sponsored ADR                                    $ (359,892)
                                                                                      -----------
             TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $362,553)             $ (359,892)
                                                                                      ----------

The accompanying notes are an integral part of these financial statements